Document and Entity Information	Feb. 03, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001603978
Document Type	8-K
Document Period End Date	Feb. 03, 2021
Entity Registrant Name	AquaBounty Technologies, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36426
Entity Tax Identification Number	04-3156167
Entity Address, Address Line One	2 Mill & Main Place
Entity Address, Address Line Two	Suite 395
Entity Address, City or Town	Maynard
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01754
City Area Code	978
Local Phone Number	648-6000
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	AQB
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false